FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Current assets	$ 2,935	$ 2,751
Non-current assets	16,163	18,431
Total assets	19,098	21,182
Liabilities
Current liabilities	4,810	4,828
Non-current liabilities	11,653	11,594
Total liabilities	16,463	16,422
Non-controlling interests	2,694	3,880
Net investment attributable to Brookfield Business Partners	(59)	880
USD
Assets
Current assets	1,295	1,028
Non-current assets	9,976	10,437
Total assets	11,271	11,465
Liabilities
Current liabilities	3,066	2,728
Non-current liabilities	6,474	6,131
Total liabilities	9,540	8,859
Non-controlling interests	2,212	2,505
Net investment attributable to Brookfield Business Partners	(481)	101
AUD
Assets
Current assets	714	719
Non-current assets	3,050	4,126
Total assets	3,764	4,845
Liabilities
Current liabilities	1,084	1,090
Non-current liabilities	2,585	2,647
Total liabilities	3,669	3,737
Non-controlling interests	(117)	618
Net investment attributable to Brookfield Business Partners	212	490
GBP
Assets
Current assets	218	186
Non-current assets	132	155
Total assets	350	341
Liabilities
Current liabilities	361	358
Non-current liabilities	53	72
Total liabilities	414	430
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	(64)	(89)
CAD
Assets
Current assets	138	156
Non-current assets	35	24
Total assets	173	180
Liabilities
Current liabilities	76	88
Non-current liabilities	33	30
Total liabilities	109	118
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	64	62
BRL
Assets
Current assets	553	648
Non-current assets	2,960	3,683
Total assets	3,513	4,331
Liabilities
Current liabilities	217	555
Non-current liabilities	2,501	2,713
Total liabilities	2,718	3,268
Non-controlling interests	599	757
Net investment attributable to Brookfield Business Partners	196	306
Other
Assets
Current assets	17	14
Non-current assets	10	6
Total assets	27	20
Liabilities
Current liabilities	6	9
Non-current liabilities	7	1
Total liabilities	13	10
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	$ 14	$ 10